Acquisitions and Disposals - 2020 and 2019 Acquisitions - Additional Information (Detail) € in Millions, £ in Millions, $ in Billions			5 Months Ended	11 Months Ended	12 Months Ended
	Sep. 28, 2020 GBP (£)	Apr. 01, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£) Acquisition	Jul. 31, 2019 GBP (£)	Jan. 22, 2019 GBP (£)	Jan. 22, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration value						£ 104
Fair value assets			£ 14,085	£ 14,085		14,085
Cash investment in associates and joint ventures						27
Goodwill			10,562	10,562	£ 10,597	10,562		£ 5,789
Cash consideration					478
Profit (loss) of acquiree since acquisition date				0
Total profit on disposal					2,795	201
Goodwill recognised									£ 3,900
Recognition of interest in Consumer Healthcare Joint Venture						14,969
Assets (liabilities)			18,357	18,357	£ 20,808	18,357
Pfizer Consumer Healthcare Business [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration	£ 21
Embedded Derivative [member]
Disclosure of detailed information about business combination [line items]
Fair value assets			240	240		240		100
Pfizer's Consumer Health Business [member
Disclosure of detailed information about business combination [line items]
Goodwill			3,854	3,854		3,854
Additional Estimated Group Turnover Before Business Acquisition						1,500
Revenue of acquiree since acquisition date			1,200
Holding of non controlling interest in subsidiary company			3,577	3,577		3,577
Transaction costs recognised						£ 77		£ 77
Pfizer's Consumer Health Business [member | GSK [Member]
Disclosure of detailed information about business combination [line items]
Percentage of holding in joint venture						68.00%	68.00%
GSK consumer health care [member]
Disclosure of detailed information about business combination [line items]
Recognition of interest in Consumer Healthcare Joint Venture						£ 6,887
Pfizer [member] | Pfizer's Consumer Health Business [member | GSK [Member]
Disclosure of detailed information about business combination [line items]
Percentage of holding in joint venture						32.00%	32.00%
2018 disposals [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition								0
Cash consideration								£ 2
Investment associates and joint ventures [member]
Disclosure of detailed information about business combination [line items]
Forward foreign exchange contracts value						£ 1,700
Further contract value of net investment hedges						£ 600
Disposal groups classified as held for sale [member] | GSK Consumer Healthcare Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership					5.70%	72.50%	72.50%
Disposal groups classified as held for sale [member] | Other disposals of assets [member] | GSK Consumer Healthcare Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership						133.80%	133.80%
Associates [member]
Disclosure of detailed information about business combination [line items]
Cash investment in associates and joint ventures					£ 4
Cash consideration received					4		€ 11
GSK Consumer Healthcare Limited With Hindustan Unilever Limited [member] | 2020 disposals [Member]
Disclosure of detailed information about business combination [line items]
Total consideration value		£ 395
GSK Consumer Healthcare Limited With Hindustan Unilever Limited [member] | Disposal groups classified as held for sale [member] | Other disposals of assets [member]
Disclosure of detailed information about business combination [line items]
Total consideration value					177	£ 3,100
Tesaro, Inc.[member]
Disclosure of detailed information about business combination [line items]
Goodwill			£ 1,169	1,169		1,169
Percentage acquired										100.00%	100.00%
Cash consideration										£ 3,900	$ 5.0
Revenue of acquiree since acquisition date				£ 200
Transaction costs paid						£ 31
Pfizer Biotech Corporation Taiwan [member]
Disclosure of detailed information about business combination [line items]
Non-cash consideration	129
Goodwill	£ 124				124
Percentage acquired	55.00%
Holding of non controlling interest in subsidiary company	£ 14
Other assets	18
Assets (liabilities)	£ 20
Horlicks [Member]
Disclosure of detailed information about business combination [line items]
Derivative					£ 240